UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Aggressive Growth Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Aggressive Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 971.40	$ 4.40
Hypothetical A	$ 1,000.00	$ 1,020.33	$ 4.51
Service Class
Actual	$ 1,000.00	$ 971.40	$ 4.89
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01
Service Class 2
Actual	$ 1,000.00	$ 970.90	$ 5.62
Hypothetical A	$ 1,000.00	$ 1,019.09	$ 5.76
Investor Class
Actual	$ 1,000.00	$ 971.30	$ 5.13
Hypothetical A	$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.90%
Service Class	1.00%
Service Class 2	1.15%
Investor Class	1.05%

Semiannual Report

VIP Aggressive Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Allergan, Inc.	3.4	2.0
St. Jude Medical, Inc.	3.3	4.0
IntercontinentalExchange, Inc.	2.4	1.0
Ventana Medical Systems, Inc.	2.3	1.5
Advanced Medical Optics, Inc.	2.0	0.0
Humana, Inc.	2.0	2.1
Chicago Mercantile Exchange Holdings, Inc. Class A	2.0	0.0
ASML Holding NV (NY Shares)	1.9	2.1
Comverse Technology, Inc.	1.9	1.5
Sepracor, Inc.	1.9	0.9
	23.1
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	28.6	31.7
Information Technology	25.9	19.2
Industrials	11.5	6.9
Energy	10.5	9.6
Financials	6.0	5.4
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 97.1%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	14.5%	** Foreign investments	16.1%

Semiannual Report

VIP Aggressive Growth Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.9%
Hotels, Restaurants & Leisure - 1.1%
Penn National Gaming, Inc. (a)	5,364	$ 208,016
Household Durables - 1.0%
Harman International Industries, Inc.	2,423	206,852
Internet & Catalog Retail - 1.0%
Coldwater Creek, Inc. (a)	7,565	202,439
Media - 1.0%
Focus Media Holding Ltd. ADR	2,900	188,964
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	3,300	182,919
J. Crew Group, Inc.	600	16,470
Urban Outfitters, Inc. (a)	9,000	157,410
Williams-Sonoma, Inc.	100	3,405
		360,204
TOTAL CONSUMER DISCRETIONARY		1,166,475
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Coca-Cola Enterprises, Inc.	500	10,185
ENERGY - 10.5%
Energy Equipment & Services - 2.1%
FMC Technologies, Inc. (a)	3,100	209,126
W-H Energy Services, Inc. (a)	4,320	219,586
		428,712
Oil, Gas & Consumable Fuels - 8.4%
Chesapeake Energy Corp.	6,600	199,650
CONSOL Energy, Inc.	4,800	224,256
EOG Resources, Inc.	3,020	209,407
Peabody Energy Corp.	4,700	262,025
Quicksilver Resources, Inc. (a)	3,800	139,878
Range Resources Corp.	7,950	216,161
Ultra Petroleum Corp. (a)	3,600	213,372
XTO Energy, Inc.	4,700	208,069
		1,672,818
TOTAL ENERGY		2,101,530
FINANCIALS - 6.0%
Capital Markets - 1.4%
Greenhill & Co., Inc.	1,000	60,760
Indiabulls Financial Services Ltd.	20,794	120,467
Indiabulls Financial Services Ltd. GDR (c)	6,340	36,602
Jefferies Group, Inc.	1,800	53,334
		271,163
Diversified Financial Services - 4.4%
Chicago Mercantile Exchange Holdings, Inc. Class A	800	392,920
IntercontinentalExchange, Inc.	8,388	486,001
		878,921

	Shares	Value (Note 1)
Real Estate Investment Trusts - 0.2%
Host Hotels & Resorts, Inc.	2,203	$ 48,180
TOTAL FINANCIALS		1,198,264
HEALTH CARE - 28.6%
Biotechnology - 3.8%
Alnylam Pharmaceuticals, Inc. (a)	10,287	155,128
Celgene Corp. (a)	5,080	240,944
PDL BioPharma, Inc. (a)	10,800	198,828
Telik, Inc. (a)	9,315	153,698
Theravance, Inc. (a)	800	18,304
		766,902
Health Care Equipment & Supplies - 13.0%
Advanced Medical Optics, Inc. (a)	7,900	400,530
American Medical Systems Holdings, Inc. (a)	12,180	202,797
Cyberonics, Inc. (a)	13,100	279,292
Cytyc Corp. (a)	3,565	90,408
Mentor Corp.	4,600	200,100
NeuroMetrix, Inc. (a)	3,560	108,438
Northstar Neuroscience, Inc.	4,400	45,672
NuVasive, Inc. (a)	15,990	291,498
Palomar Medical Technologies, Inc. (a)	2,456	112,067
Somanetics Corp. (a)	5,200	99,320
St. Jude Medical, Inc. (a)	20,300	658,126
Varian Medical Systems, Inc. (a)	2,300	108,905
		2,597,153
Health Care Providers & Services - 2.0%
Humana, Inc. (a)	7,450	400,065
Health Care Technology - 1.3%
Eclipsys Corp. (a)	5,640	102,422
Merge Technologies, Inc. (a)	11,900	146,489
		248,911
Life Sciences Tools & Services - 2.3%
Ventana Medical Systems, Inc. (a)	9,500	448,210
Pharmaceuticals - 6.2%
Allergan, Inc.	6,297	675,415
Medicis Pharmaceutical Corp. Class A	7,900	189,600
Sepracor, Inc. (a)	6,600	377,124
		1,242,139
TOTAL HEALTH CARE		5,703,380
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.0%
Ceradyne, Inc. (a)	4,133	204,542
Air Freight & Logistics - 0.9%
UTI Worldwide, Inc.	7,541	190,259
Commercial Services & Supplies - 0.6%
Monster Worldwide, Inc. (a)	2,797	119,320
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 2.1%
Infrasource Services, Inc. (a)	11,000	$ 200,310
Quanta Services, Inc. (a)	12,100	209,693
		410,003
Electrical Equipment - 4.7%
AMETEK, Inc.	4,400	208,472
Energy Conversion Devices, Inc. (a)	8,695	316,759
Rockwell Automation, Inc.	2,800	201,628
Suntech Power Holdings Co. Ltd. sponsored ADR	7,500	211,875
		938,734
Industrial Conglomerates - 1.1%
McDermott International, Inc. (a)	4,650	211,436
Machinery - 1.0%
Deere & Co.	2,400	200,376
Marine - 0.1%
Diana Shipping, Inc.	1,900	20,425
TOTAL INDUSTRIALS		2,295,095
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 2.4%
Comverse Technology, Inc. (a)	19,265	380,869
Foundry Networks, Inc. (a)	9,200	98,072
		478,941
Internet Software & Services - 2.0%
Bankrate, Inc. (a)	5,300	200,128
VeriSign, Inc. (a)	8,700	201,579
		401,707
IT Services - 1.0%
Paychex, Inc.	5,000	194,900
Semiconductors & Semiconductor Equipment - 11.0%
Altera Corp. (a)	10,731	188,329
ARM Holdings PLC sponsored ADR	31,100	194,686
ASML Holding NV (NY Shares) (a)	19,100	386,202
Broadcom Corp. Class A (a)	8,900	267,445
Marvell Technology Group Ltd. (a)	3,983	176,566
Microchip Technology, Inc.	5,987	200,864
Micron Technology, Inc. (a)	11,700	176,202
PMC-Sierra, Inc. (a)	21,116	198,490
Renewable Energy Corp. AS	15,050	215,211
Xilinx, Inc.	7,800	176,670
		2,180,665
Software - 9.5%
Activision, Inc. (a)	16,346	186,017
Adobe Systems, Inc. (a)	6,200	188,232
Autodesk, Inc. (a)	5,500	189,530
BEA Systems, Inc. (a)	14,600	191,114

	Shares	Value (Note 1)
Hyperion Solutions Corp. (a)	6,780	$ 187,128
Informatica Corp. (a)	10,100	132,916
NAVTEQ Corp. (a)	4,300	192,124
Nintendo Co. Ltd.	1,200	201,355
Quality Systems, Inc.	5,000	184,100
Wind River Systems, Inc. (a)	27,800	247,420
		1,899,936
TOTAL INFORMATION TECHNOLOGY		5,156,149
MATERIALS - 5.5%
Chemicals - 5.1%
Agrium, Inc.	8,600	199,688
Monsanto Co.	3,740	314,871
Mosaic Co. (a)	12,700	198,755
Potash Corp. of Saskatchewan, Inc.	3,500	300,464
		1,013,778
Metals & Mining - 0.4%
Titanium Metals Corp. (a)	2,500	85,950
TOTAL MATERIALS		1,099,728
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.0%
Qwest Communications International, Inc. (a)	25,800	208,722
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	6,400	199,168
TOTAL TELECOMMUNICATION SERVICES		407,890
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
Ormat Technologies, Inc.	5,570	212,496
TOTAL COMMON STOCKS (Cost $19,312,816)		19,351,192
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 5.11% (b) (Cost $601,971)	601,971	601,971
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $19,914,787)	19,953,163
NET OTHER ASSETS - (0.1)%	(21,042)
NET ASSETS - 100%	$ 19,932,121
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,602 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,503
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
Canada	3.6%
Netherlands	1.9%
Norway	1.1%
Cayman Islands	1.1%
Panama	1.1%
Japan	1.0%
United Kingdom	1.0%
China	1.0%
Others (individually less than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Aggressive Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $19,312,816)	$ 19,351,192
Affiliated Central Funds (cost $601,971)	601,971
Total Investments (cost $19,914,787)		$ 19,953,163
Receivable for investments sold		14,395
Receivable for fund shares sold		10,530
Dividends receivable		3,492
Interest receivable		1,133
Prepaid expenses		28
Receivable from investment adviser for expense reductions		14,813
Other receivables		435
Total assets		19,997,989

Liabilities
Payable for investments purchased	$ 15,200
Payable for fund shares redeemed	1,155
Accrued management fee	9,854
Distribution fees payable	2,019
Other affiliated payables	4,049
Other payables and accrued expenses	33,591
Total liabilities		65,868

Net Assets		$ 19,932,121
Net Assets consist of:
Paid in capital		$ 19,185,072
Undistributed net investment income		6,004
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		702,820
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,225
Net Assets		$ 19,932,121

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,972,386 ÷ 673,999 shares)	$ 8.86

Service Class: Net Asset Value, offering price and redemption price per share ($1,012,157 ÷ 114,137 shares)	$ 8.87

Service Class 2: Net Asset Value, offering price and redemption price per share ($9,695,430 ÷ 1,111,637 shares)	$ 8.72

Investor Class: Net Asset Value, offering price and redemption price per share ($3,252,148 ÷ 367,760 shares)	$ 8.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Aggressive Growth Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 41,447
Special dividends		45,795
Interest		48
Income from affiliated Central Funds		8,503
Total income		95,793

Expenses
Management fee	$ 62,656
Transfer agent fees	12,321
Distribution fees	13,216
Accounting fees and expenses	4,196
Independent trustees' compensation	39
Custodian fees and expenses	14,115
Audit	21,379
Legal	126
Reports to shareholders	14,572
Miscellaneous	96
Total expenses before reductions	142,716
Expense reductions	(37,519)	105,197
Net investment income (loss)		(9,404)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	815,318
Foreign currency transactions	2,168
Total net realized gain (loss)		817,486
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $155)	(1,462,923)
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		(1,462,932)
Net gain (loss)		(645,446)
Net increase (decrease) in net assets resulting from operations		$ (654,850)

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (9,404)	$ (55,168)
Net realized gain (loss)	817,486	1,621,548
Change in net unrealized appreciation (depreciation)	(1,462,932)	(357,434)
Net increase (decrease) in net assets resulting from operations	(654,850)	1,208,946
Distributions to shareholders from net realized gain	(63,337)	(540,605)
Share transactions - net increase (decrease)	1,731,071	7,047,654
Total increase (decrease) in net assets	1,012,884	7,715,995

Net Assets
Beginning of period	18,919,237	11,203,242
End of period (including undistributed net investment income of $6,004 and undistributed net investment income of $14,866, respectively)	$ 19,932,121	$ 18,919,237

See accompanying notes which are an integral part of the financial statements.

VIP Aggressive Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.15	$ 8.71	$ 7.90	$ 6.05	$ 8.22	$ 10.02
Income from Investment Operations
Net investment income (loss) E	- F, I	(.02) G	(.04)	(.04)	(.06)	.03
Net realized and unrealized gain (loss)	(.26)	.73	.85	1.89	(2.11)	(1.82)
Total from investment operations	(.26)	.71	.81	1.85	(2.17)	(1.79)
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(.03)	(.27)	-	-	-	-
Total distributions	(.03)	(.27)	-	-	-	(.01)
Net asset value, end of period	$ 8.86	$ 9.15	$ 8.71	$ 7.90	$ 6.05	$ 8.22
Total Return B, C, D	(2.86)%	8.11%	10.25%	30.58%	(26.40)%	(17.89)%
Ratios to Average Net Assets H
Expenses before reductions	1.26% A	1.28%	1.64%	2.87%	2.51%	3.00%
Expenses net of fee waivers, if any	.90% A	.90%	1.00%	1.26%	1.50%	1.50%
Expenses net of all reductions	.89% A	.82%	.96%	1.20%	1.35%	1.45%
Net investment income (loss)	.06% A, F	(.21)% G	(.53)%	(.62)%	(.85)%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,972	$ 6,168	$ 1,031	$ 907	$ 689	$ 864
Portfolio turnover rate	203% A	242%	91%	150%	460%	526%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 8.73	$ 7.92	$ 6.07	$ 8.25	$ 10.02
Income from Investment Operations
Net investment income (loss) E	- F, I	(.03) G	(.05)	(.05)	(.07)	.02
Net realized and unrealized gain (loss)	(.26)	.73	.86	1.90	(2.11)	(1.78)
Total from investment operations	(.26)	.70	.81	1.85	(2.18)	(1.76)
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(.03)	(.27)	-	-	-	-
Total distributions	(.03)	(.27)	-	-	-	(.01)
Net asset value, end of period	$ 8.87	$ 9.16	$ 8.73	$ 7.92	$ 6.07	$ 8.25
Total Return B, C, D	(2.86)%	7.98%	10.23%	30.48%	(26.42)%	(17.59)%
Ratios to Average Net Assets H
Expenses before reductions	1.32% A	1.44%	1.74%	2.94%	2.56%	3.09%
Expenses net of fee waivers, if any	1.00% A	1.01%	1.10%	1.36%	1.60%	1.60%
Expenses net of all reductions	.99% A	.93%	1.07%	1.30%	1.45%	1.55%
Net investment income (loss)	(.04)% A, F	(.32)% G	(.63)%	(.72)%	(.96)%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,012	$ 1,135	$ 1,059	$ 1,026	$ 779	$ 1,152
Portfolio turnover rate	203% A	242%	91%	150%	460%	526%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 8.61	$ 7.83	$ 6.01	$ 8.20	$ 10.02
Income from Investment Operations
Net investment income (loss) E	(.01) F	(.04) G	(.06)	(.06)	(.08)	.01
Net realized and unrealized gain (loss)	(.25)	.71	.84	1.88	(2.11)	(1.82)
Total from investment operations	(.26)	.67	.78	1.82	(2.19)	(1.81)
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(.03)	(.27)	-	-	-	-
Total distributions	(.03)	(.27)	-	-	-	(.01)
Net asset value, end of period	$ 8.72	$ 9.01	$ 8.61	$ 7.83	$ 6.01	$ 8.20
Total Return B, C, D	(2.91)%	7.74%	9.96%	30.28%	(26.71)%	(18.08)%
Ratios to Average Net Assets H
Expenses before reductions	1.49% A	1.60%	1.92%	3.14%	2.74%	3.23%
Expenses net of fee waivers, if any	1.15% A	1.16%	1.25%	1.51%	1.75%	1.75%
Expenses net of all reductions	1.14% A	1.08%	1.21%	1.45%	1.60%	1.70%
Net investment income (loss)	(.19)% A, F	(.47)% G	(.78)%	(.87)%	(1.11)%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,695	$ 10,222	$ 9,113	$ 6,873	$ 3,930	$ 4,500
Portfolio turnover rate	203% A	242%	91%	150%	460%	526%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.64)%. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 8.95
Income from Investment Operations
Net investment income (loss) E	- F, J	(.01) G
Net realized and unrealized gain (loss)	(.26)	.46
Total from investment operations	(.26)	.45
Distributions from net realized gain	(.03)	(.27)
Net asset value, end of period	$ 8.84	$ 9.13
Total ReturnB, C, D	(2.87)%	4.99%
Ratios to Average Net Assets I
Expenses before reductions	1.44% A	1.25% A
Expenses net of fee waivers, if any	1.05% A	1.05% A
Expenses net of all reductions	1.03% A	.97% A
Net investment income (loss)	(.09)% A, F	(.36)% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,252	$ 1,395
Portfolio turnover rate	203% A	242%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Aggressive Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Aggressive Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as VIP Aggressive Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,729,822
Unrealized depreciation	(1,895,108)
Net unrealized appreciation (depreciation)	$ (165,286)
Cost for federal income tax purposes	$ 20,118,449

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,882,622 and $20,222,085, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 551
Service Class 2	12,665
$ 13,216

VIP Aggressive Growth Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,638
Service Class	413
Service Class 2	4,718
Investor Class	3,552
$ 12,321

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $505 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $28 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	.90%	$ 11,572
Service Class	1.00%	1,766
Service Class 2	1.15%	17,358
Investor Class	1.05%	5,235
		$ 35,931

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,588 for the period

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 66% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 32% of the total outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net realized gain
Initial Class	$ 20,523	$ 171,838
Service Class	3,595	32,519
Service Class 2	33,032	297,197
Investor Class	6,187	39,051
Total	$ 63,337	$ 540,605

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	300,282	1,063,075	$ 2,854,050	$ 9,578,096
Reinvestment of distributions	2,179	18,537	20,523	171,838
Shares redeemed	(302,761)	(525,656)	(2,835,152)	(4,765,585)
Net increase (decrease)	(300)	555,956	$ 39,421	$ 4,984,349
Service Class
Shares sold	129	14,466	$ 1,228	$ 124,895
Reinvestment of distributions	381	3,504	3,595	32,519
Shares redeemed	(10,313)	(15,326)	(98,755)	(141,133)
Net increase (decrease)	(9,803)	2,644	$ (93,932)	$ 16,281
Service Class 2
Shares sold	108,188	237,617	$ 992,567	$ 2,014,380
Reinvestment of distributions	3,560	32,552	33,032	297,197
Shares redeemed	(134,157)	(194,170)	(1,248,956)	(1,674,066)
Net increase (decrease)	(22,409)	75,999	$ (223,357)	$ 637,511
Investor Class
Shares sold	325,868	153,237	$ 3,068,244	$ 1,415,178
Reinvestment of distributions	658	4,222	6,187	39,051
Shares redeemed	(111,465)	(4,760)	(1,065,492)	(44,716)
Net increase (decrease)	215,061	152,699	$ 2,008,939	$ 1,409,513

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Aggressive Growth Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Aggressive Growth Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Aggressive Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0806
1.761771.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Aggressive Growth Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Aggressive Growth Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2006